UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares				Value
COMMON STOCKS - 33.75%

Consumer Discretionary - 1.64%
12,000	American Eagle Outfitters, Inc.			$ 209,880
20,000	Jamba, Inc. *			29,000
				238,880
Consumer Staples - 2.64%
6,600	Procter & Gamble Co.			382,800

Energy - 3.74%
10,000	Chesapeake Energy Corp.			245,000
6,500	Ensco International, Inc.			297,635
				542,635
Financials - 4.37%
955	Alleghany Corp. *			238,750
4	Berkshire Hathaway, Inc. Class-A *			396,000
				634,750
Healthcare - 4.31%
8,000	Medtronic, Inc.			285,600
20,000	Pfizer, Inc.			340,600
				626,200
Industrial - 1.18%
12,000	General Electric Co.			171,120

Information Technology - 14.11%
6,000	Accenture Ltd. Class-A			222,480
10,000	Check Point Software Technologies Ltd. *			310,500
12,000	Cisco Systems, Inc. *			273,720
14,000	Microsoft Corp.			388,220
20,000	Move, Inc. *			41,000
14,000	Paychex, Inc.			397,740
5,500	Visa, Inc.			416,680
				2,050,340
Materials - 1.76%
3,800	Monsanto Co.			255,284

TOTAL FOR COMMON STOCKS (Cost $5,857,211) - 33.75%				4,902,009

EXCHANGE TRADED FUNDS - 5.42%
7,000	iShares S&P Global Energy *			243,460
5,000	iShares S&P Global Telecommunications *			263,850
10,000	Health Care Select Sector SPDR			280,700

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $794,656) - 5.42%				788,010

SHORT TERM INVESTMENTS - 45.57%
6,619,218	Fidelity Money Market Portfolio Class Select 0.38%** (Cost $6,619,218)			6,619,218

TOTAL FOR SHORT TERM INVESTMENTS (Cost $6,619,218)				6,619,218

TOTAL INVESTMENTS (Cost $13,271,085) - 84.74%				12,309,237

OTHER ASSETS LESS LIABILITIES - 15.26%				2,216,880

NET ASSETS - 100.00%				$ 14,526,117

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2009.

Fallen Angels Value Fund
Notes to Financial Statements
October 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,271,085 amounted to $961,848, which consisted of aggregate gross unrealized appreciation of $199,297 and aggregate gross unrealized depreciation of $1,161,145.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,902,009	$0	$0	$4,902,009
Exchange Traded Funds	$6,619,218	$0	$0	$6,619,218
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$6,619,218	$0	$0	$6,619,218
Total	$18,140,445	$0	$0	$18,140,445

Fallen Angels Income Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares				Value

CLOSED END MUTUAL FUNDS - 42.10%
13,000	Advent Claymore Convert Securities & Income Fund			$ 185,120
38,000	Alliance Bernstein Income Fund			308,940
30,000	Alpine Global Premier Properties Fund			173,700
39,000	BlackRock Dividend Achievers Trust			326,430
9,922	BlackRock Global Opportunity Equity Trust			182,565
40,000	BlackRock Income Trust			254,800
5,000	Cohen & Steers Premium, Inc. Realty Fund			23,850
5,000	Cohen & Steers REIT & Preferred, Income Fund			45,150
27,000	DWS Multi-Market Income Trust			218,430
16,000	Eaton Vance Tax Advantaged Dividend Income Fund			226,240
15,000	Eaton Vance Tax Advantaged Global Dividend Income Fund			188,250
18,000	Eaton Vance Tax-Managed Diversified Income Fund			224,460
15,000	Emerging Markets Telecommunications Fund, Inc. *			239,250
26,000	Gabelli Dividend & Income Trust			309,920
11,700	General American Investors Co., Inc. *			261,378
10,000	Global Income & Currency Fund			141,000
15,000	Hyperion Brookfield Total Return Fund			77,250
45,000	Liberty All-Star Equity Fund			182,250
30,000	MFS Charter Income Trust			259,800
10,000	Nicholas Applegate Convertible & Income Fund II			75,500
33,000	Putman Income Premier Income Trust *			194,700
17,000	Royce Value Trust *			164,560
7,000	Source Capital, Inc.			275,660
20,000	Templeton Emerging Markets Income Fund			262,400
25,000	Western Asset Claymore Inflation-Linked Opportunities & Income Fund			299,250
21,000	Western Asset Emerging Markets Debt Fund, Inc.			243,180

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $6,306,390) - 42.10%				5,344,033

EQUITY SECURITIES - 4.66%
10,000	Altria Group, Inc.			181,100
5,000	Merck & Co., Inc.			154,650
15,000	Pfizer, Inc.			255,450
45,000	Sea Containers Ltd. (Bermuda) *			0

TOTAL FOR EQUITY SECURITIES (Cost $639,383) - 4.66%				591,200

EXCHANGE TRADED FUNDS - 8.37%
3,000	iShares Barclays MBS Bond			321,780
2,000	iShares Iboxx Investment Grade Corp Bond			211,360
8,000	iShares S&P U.S. Preferred Stock Index			278,480
7,000	Vanguard High Dividend Yeild Index ETF			250,110

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $921,918) - 8.37%				1,061,730

INVESTMENT TRUST - 1.30%
10,000	Penn West Energy Trust (Canada)			164,500

TOTAL FOR INVESTMENT TRUST (Cost $284,373) - 1.30%				164,500

LIMITED PARTNERSHIP - 1.37%
4,000	Energy Transfer Partners L.P.			173,400

TOTAL FOR LIMITED PARTNERSHIP (Cost $162,666) - 1.37%				173,400

MORTGAGE BACKED SECURITIES - 0.40%
50,000	J.P. Morgan Chase & Co., 5.250%, 01/12/2043			50,302

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $49,602) - 0.40%				50,302

PREFERRED SECURITIES - 19.78%
9,900	Allmerica Financial (Corts) 7.75%			188,100
4,800	AON Capital Trust A (Corts) 7.75% *			113,376
9,800	Arch Cap Ltd Preferred 8.00%			237,160
7,300	BioMed Realty Trust 7.375%			158,775
5,812	Bristol-Meyers Squibb (Corts) 6.80%			149,194
2,100	Ford Motor Co 8.125% *			37,737
12,300	Hospitality Property Trust 7.00%			236,898
6,200	JC Penney (Corts) 7.625%			133,920
6,000	LMG Pplus 6.70%			99,120
2,300	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-7 7.875% Cl A			56,925
4,700	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-3 Cl A			117,312
5,000	Morgan ST III 6.25%			105,550
5,000	Odyssey Re Holders Float US Lib + 325			101,800
6,190	SunAmerica (Corts) 6.70%			115,629
9,400	Telephone & Data 7.60% 12/01/41			215,542
10,583	Unum Provident (Pplus) 7.40% *			222,243
9,400	US Cellular 7.50% 6/15/34			221,370

TOTAL FOR PREFERRED SECURITIES (Cost $2,912,332) - 19.78%				2,510,651

SHORT TERM INVESTMENTS - 21.76%
2,761,377	Fidelity Money Market Portfolio Class Select 0.38%** (Cost $2,761,377)			$ 2,761,377

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,761,377) - 21.76%				2,761,377

TOTAL INVESTMENTS (Cost $14,038,041) - 99.72%				12,657,193

OTHER ASSETS LESS LIABILITIES - 0.28%				35,156

NET ASSETS - 100.00%				$ 12,692,349

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2009.

Fallen Angels Income Fund
Notes to Financial Statements
October 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $14,038,041 amounted to $1,380,848, which consisted of aggregate gross unrealized appreciation of $413,891 and aggregate gross unrealized depreciation of $1,794,739.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$591,200	$0	$0	$591,200
Exchange Traded Funds	$1,061,730	$0	$0	$1,061,730
Preferred Securities	$2,510,651	$0	$0	$2,510,651
Mutual Funds	$5,344,033	$0	$0	$5,344,033
Convertible Bonds	$0	$50,302	$0	$50,302
Limited Partnerships	$173,400	$0	$0	$173,400
Investment Trust	$164,500	$0	$0	$164,500
Cash Equivalents	$2,761,377	$0	$0	$2,761,377
Total	$12,606,891	$50,302	$0	$12,657,193

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date December 23, 2009